Real Estate Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Summary of Real Estate Inventories

Real estate inventories consisted of the following (in thousands):

	December 31,
	2014	2013
Real estate inventories owned:
Homes completed or under construction	$461,712	$308,856
Land under development	1,391,303	760,731
Land held for future development	245,673	264,120
Model homes	103,270	53,351
Total real estate inventories owned	2,201,958	1,387,058
Real estate inventories not owned:
Land purchase and land option deposits	44,155	38,788
Consolidated inventory held by VIEs	34,070	39,680
Total real estate inventories not owned	78,225	78,468
Total real estate inventories	$2,280,183	$1,465,526

Summary of Interest Incurred, Capitalized and Expensed

Interest incurred, capitalized and expensed were as follows (in thousands):

	Year Ended December 31,
	2014	2013	2012
Interest incurred	$41,706	$22,674	$27,038
Interest capitalized	(38,975)	(19,081)	(22,059)
Interest expensed	$2,731	$3,593	$4,979

Capitalized interest in beginning inventory	$138,233	$155,823	$164,056
Interest capitalized as a cost of inventory	38,975	19,081	22,059
Interest previously capitalized as a cost of inventory, included in cost of sales	(52,747)	(36,671)	(30,292)
Capitalized interest in ending inventory	$124,461	$138,233	$155,823

Schedule of Real Estate Inventory Impairments and Land Option Abandonments

Real estate inventory impairments and land option abandonments consisted of the following (in thousands):

	Year Ended December 31,
	2014	2013	2012
Real estate inventory impairments	$931	$341,086	$735
Land option abandonments and pre-acquisition costs	1,584	4,362	2,856
	$2,515	$345,448	$3,591